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                                 May 1, 1997


VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549



        Re:   Canada Life Insurance Company of New York
              Canada Life of New York Variable Annuity Account 1
              File No. 33-32199


Dear Commissioners:

     On behalf of Canada Life Insurance Company of New York (the "Company") and Canada Life of New York Variable Annuity Account 1 (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the prospectus and Statement of Additional Information ("SAI") for certain deferred variable annuity contracts offered by the Company through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not differ from the form of prospectus and SAI contained in Post-Effective Amendment No. 11 to the Form N-4 registration statement for the Account (the "Amendment"). The Amendment was filed electronically with the Securities and Exchange Commission on April 29, 1997 via EDGARLINK.


              Sincerely,


              /s/ David A. Hopkins
              --------------------
              David A. Hopkins
              Secretary